ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS (Tables)	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
SCHEDULE OF ASSUMPTIONS USED FOR ACTUARIAL VALUATIONS

The principal assumptions used for the purposes of the actuarial valuations are as follows:

	June 30, 2025	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)	(Unaudited)
Discount rate	1.75% / 1.50%	1.25%-1.75%	1.75%-2.25%
Mortality rate	(2010-2013) - CL5/CL6 up 2 years*
Annual withdrawal rate	3.00%	3.00%	3.00%
Annual increase rate of supplemental medical benefits	6.00%	6.00%	6.00%
Annual increase rate of social insurance, housing fund and EAP	8.00%	8.00%	8.00%

*	China Life Insurance Mortality Table (2010-2013)

SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATIONS

Movements in the present value of the retirement and supplemental benefit obligations during the six months ended June 30, 2025 and 2024 are as follows:

	For the six months ended
	June 30, 2025	June 30, 2024
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Beginning of period	45,273	52,350
Service costs	40	39
Interest costs	302	554
Benefits paid	(3,716)	(4,151)
Actuarial loss arising from changes in financial assumptions	(1,099)	134
Termination Benefits	39,136	-
Gain due to curtailment	(1,846)	-
Translation adjustment	1,264	(1,181)
End of period	79,354	47,745

SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATION IN CONSOLIDATED BALANCE SHEET

The amount of retirement and supplemental benefit obligations recognized in the consolidated balance sheets are determined as follows:

	June 30, 2025	December 31, 2024
	US$’000	US$’000
	(Unaudited)	(Audited)
End of period/year	79,354	45,273
Less: net amount due within one year (Note 16)	(11,658)	(7,839)
Net amount due after one year	67,696	37,434

SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS COMPONENTS

The following amounts were recorded in the consolidated statements of operations as components of the benefit cost for this period:

	For the six months ended
	June 30, 2025	June 30, 2024
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Service costs	40	39
Interest costs	302	554
Amortization of actuarial losses	605	6
Amortization of past service cost	(99)	57
Termination Benefits(i)	39,136	-
Gain due to curtailment(i)	(1,846)	-
Immediate recognition of actuarial (gains) losses	(849)	1,121
Benefit cost for this period	37,289	1,777

(i)	It is the immediate recognition of benefit cost due to the 2025 Project.

SCHEDULE OF AMOUNTS RECORDED IN OTHER COMPREHENSIVE INCOME OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

The following amounts were recorded in the other comprehensive income of the consolidated statements of comprehensive loss:

	For the six months ended
	June 30, 2025	June 30, 2024
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Actuarial (gain) loss arising from changes in financial assumptions	(250)	157
Amortization recognized in net period benefit cost	(506)	(63)
Total	(756)	94